Statement of Changes in Net Assets Available for Benefits - EBP 002 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Contributions:
Employer	$ 2,882,786	$ 2,647,471
Employee-payroll	8,568,924	7,733,763
Employee-rollover	759,047	1,071,572
Total contributions	12,210,757	11,452,806
Investment income:
Dividends	3,069,414	3,067,884
Net appreciation in fair value of investments	15,658,649	12,740,685
Total investment income	18,728,063	15,808,569
Total Additions	30,938,820	27,261,375
Deductions
Distributions to participants	(15,066,627)	(15,182,946)
Participant administrative fees	(37,960)	(37,462)
Total Deductions	(15,104,587)	(15,220,408)
Net increase	15,834,233	12,040,967
Net assets available for benefits at beginning of year	128,354,635	116,313,668
Net assets available for benefits at end of year	$ 144,188,868	$ 128,354,635